                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

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
             /s/ Marc Abel   New York, New York   February 16, 2007
             --------------  -------------------  -----------------
              [Signature]      [City, State]           [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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
             Report Summary:
             Number of Other Included Managers:            0
             Form 13F Information Table Entry Total:      48
             Form 13F Information Table Value Total: 788,456,951
                                                     -------------
                                                     (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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Stonebrook Fund Management LLC
Q42006 13 F

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
ID_Cusip
px_close_1d
last_price_tdy
eqy_beta                  Company           Title of Class  Ticker  Stock Cusip         Shares   Long Position
last_price      --------------------------- -------------- -------- ------------       --------- -------------
                Long Investing
WCC equity      Wesco International Inc.         COM         WCC    95082P105          526,800   $ 30,981,108
TRI equity      Triad Hospitals                  COM         TRI    89579K109          668,806   $ 27,976,155
DRC equity      Dresser-Rand Group Inc.          COM         DRC    261608103          1,136,900 $ 27,819,943
UNH equity      United Healthcare Group          COM         UNH    91324P102          513,900   $ 27,611,847
ADS GY equity   Adidas-Salomon                   COM        ADS GY  DE0005003404 ISIN  550,700   $ 27,406,081
FL equity       Footlocker                       COM          FL    344849104          1,196,700 $ 26,243,631
RCL equity      Royal Carribean                  COM         RCL    #N/A N.A.          627,500   $ 25,965,950
TMO equity      Thermo Electron Corp             COM         TMO    883556102          557,800   $ 25,262,762
WLP equity      Wellpoint Inc.                   COM         WLP    94973V107          307,700   $ 24,212,913
WSO equity      Watsco                           COM         WSO    942622200          499,000   $ 23,532,840
CCK equity      Crown Holdings, Inc.             COM         CCK    228368106          1,109,056 $ 23,201,452
URI equity      United Rentals                   COM         URI    911363109          908,442   $ 23,101,680
DHI equity      Horton (D.R.)                    COM         DHI    23331A109          871,365   $ 23,082,459
PSUN equity     Pacific Sunwear of
                California                       COM         PSUN   694873100          1,121,401 $ 21,957,032
NRG equity      NRG Energy Inc.                  COM         NRG    629377508          387,300   $ 21,692,673
ADM equity      Archer Daniels Midland           COM         ADM    039483102          637,500   $ 20,374,500
ITW equity      Illinois Tool Works              COM         ITW    452308109          429,600   $ 19,843,224
KBH equity      KB Homes                         COM         KBH    48666K109          375,800   $ 19,271,024
BZH equity      Beazer Homes USA, Inc.           COM         BZH    07556Q105          407,900   $ 19,175,379
OSK equity      Oshkosh Truck Corp.              COM         OSK    688239201          373,000   $ 18,060,660
ANN equity      AnnTaylor                        COM         ANN    036115103          549,400   $ 18,042,296
BUCY equity     Bucyrus International            CL A        BUCY   118759109          346,965   $ 17,958,908
WSM equity      Williams Sonoma                  COM         WSM    969904101          568,200   $ 17,864,208
SPF equity      Standard Pacific                 COM         SPF    85375C101          660,300   $ 17,689,437
FDC equity      First Data Corp                  COM         FDC    319963104          689,240   $ 17,589,405
HEES equity     H&E Equipment Services
                Inc.                             COM         HEES   404030108          709,438   $ 17,572,779
FINL equity     Finish Line                      CL A        FINL   317923100          1,188,311 $ 16,969,081
HSC equity      Harsco Corp                      COM         HSC    415864107          205,200   $ 15,615,720
ZLC equity      Zale Corp.                       COM         ZLC    988858106          523,900   $ 14,779,219
SDIRB SS equity Securitas Direct AC - B
                shares                           COM       SDIRB SS B1D8J55      SEDOL 4,407,000 $ 13,970,799
AOC equity      AON Corp                         COM         AOC    037389103          379,500   $ 13,411,530
TUES equity     Tuesday Morning                  COM         TUES   899035505          852,300   $ 13,253,265
BLL equity      Ball Corp                        COM         BLL    058498106          295,108   $ 12,866,709
MSM equity      MSC Industrial Direct Co. -
                A                                CL A        MSM    553530106          324,600   $ 12,708,090
CAO equity      CSK Auto                         COM         CAO    125965103          690,000   $ 11,833,500
PDE equity      Pride International Inc.         COM         PDE    74153Q102          385,700   $ 11,574,857
RI equity       Ruby Tuesday                     COM          RI    781182100          419,000   $ 11,497,360
BBBY equity     Bed Bath & Beyond                COM         BBBY   075896100          296,540   $ 11,298,174
GGL equity      Goodman Global Inc.              COM         GGL    38239A100          439,100   $  7,552,520
CEM equity      Chemtura Corp.                   COM         CEM    163893100          775,800   $  7,470,954
ARO equity      Aeropostale                      COM         ARO    007865108          226,700   $  6,998,229
AIMC equity     Altra Holdings Inc.              COM         AIMC   02208R106          358,000   $  5,029,900
UHAL equity     Amerco                           COM         UHAL   023586100          53,904    $  4,690,187
BDK equity      Black & Decker                   COM         BDK    091797100          53,500    $  4,278,395
CVH equity      Coventry Health Care Inc.        COM         CVH    222862104          74,500    $  3,728,725
BECN equity     Beacon Roofing Supply Inc.       COM         BECN   073685109          137,800   $  2,593,396
ANF equity      Abercrombie & Fitch              CL A        ANF    002896207          27,700    $  1,928,751
LLL equity      L-3 Communications
                Holdings                         COM         LLL    502424104          11,216    $    917,244

                                                                                                  788,456,951
                            48
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